Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Non-current assets
Goodwill	$ 11,832,000	$ 11,832,000
Other intangible assets	2,781,000	2,928,000
Property and equipment	84,588,000	82,309,000
Investment in joint venture	331,000	227,000
Deferred tax asset	2,223,000	2,517,000
Warrant asset	2,611,000	3,316,000
Other assets	4,834,000	3,398,000
Total non-current assets	109,200,000	106,527,000
Current assets
Trade and other receivables	62,579,000	71,134,000
Due from related parties	1,587,000	1,768,000
Cash and cash equivalents	21,870,000	8,873,000
Total current assets	86,036,000	81,775,000
Total assets	195,236,000	188,302,000
Equity attributable to owners of the parent
Share capital	12,000	12,000
Additional paid-in capital	96,207,000	96,207,000
Other reserves	29,456,000	29,585,000
Accumulated deficit	(109,527,000)	(117,176,000)
Total equity	16,148,000	8,628,000
Non-current liabilities
Deferred revenue	434,000	753,000
Lease liabilities	62,044,000	58,602,000
Borrowings	3,782,000	7,184,000
Deferred tax liability	117,000	147,000
Other non-current liabilities	7,058,000	1,607,000
Total non-current liabilities	73,435,000	68,293,000
Current liabilities
Trade and other payables	53,213,000	46,890,000
Income tax payables	3,087,000	1,467,000
Lease liabilities	12,668,000	10,632,000
Borrowings	27,476,000	41,835,000
Deferred revenue	3,470,000	4,388,000
Due to related parties	5,739,000	6,169,000
Total current liabilities	105,653,000	111,381,000
Total liabilities	179,088,000	179,674,000
Total equity and liabilities	$ 195,236,000	$ 188,302,000